                    This is filed pursuant to Rule 497(e).
                       File Nos: 002-79807 and 811-03586

                                YIELD MESSAGES


 For current recorded yield information on the Fund, call toll-free (800) 221-9513.

  The Massachusetts Portfolio (the "Fund") is a non-diversified series of Alliance Municipal Trust (the "Trust"), an open-end investment company with investment objectives of safety, liquidity and tax-free income. Shares of the Fund are offered only to residents of Massachusetts. This prospectus sets forth the information about the Fund that a prospective investor should know before investing. Please retain it for future reference.

  AN INVESTMENT IN THE FUND IS (i) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (ii) NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (iii) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER. ACCORDINGLY, AN INVESTMENT IN THE FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.

  A "Statement of Additional Information," dated April 17, 1997, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your Personal Broker.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 (R)This registered service mark used under license from the owner, Alliance Capital Management L.P.

 CONTENTS

  Expense Information.......................................................   2
  Investment Objectives and Policies........................................   3
  Purchase and Redemption of Shares.........................................   5
  Additional Information....................................................   5

 QR960 REV 4/97



                                    Quick
                                    ASSETS

                              Management Service

                                     with

                           Alliance Municipal Trust

                           - Massachusetts Portfolio

                                  Prospectus
                                April 17, 1997



                            [LOGO OF QUICK & REILLY
                 MEMBER NEW YORK STOCK EXCHANGE APPEARS HERE]
================================================================================

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES

  The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES

(as a percentage of average net assets after expense reimbursement)

             Management Fees....................  .50%
             12b-1 Fees.........................  .25%
             Other Expenses.....................  .25%
                                                 ----
             Total Fund Operating Expenses...... 1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                   1 YEAR              3 YEARS
                   ------              -------
                   $10                  $32

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly and indirectly. The expenses listed in the table are net of the con-tractual reimbursement by the Adviser described in this prospectus. Expenses before such reimbursement would be: Management Fees--.50%; 12b-1 Fees--.25%; Other Expenses--.95%; and Total Fund Operating Expenses--1.70%. "Other Ex-penses" are based on estimated amounts for the Fund's current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested.

--------------------------------------------------------------------------------
                      INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

  The investment objectives of the Fund are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. The Fund pursues its objectives by investing at least 65% of its total assets in high quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permit-ted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act")), and, except when the Fund assumes a tempo-rary defensive position, as a matter of fundamental policy, at least 80% of the Fund's total assets will be invested in such municipal securities (as op-posed to the taxable investments described below). Unless otherwise stated, the Fund's investment objectives and policies are not fundamental and may be changed by the Trustees of the Fund without shareholder approval. Normally, substantially all of the Fund's income will be tax-exempt as described below. The average weighted maturity of the Fund will not exceed 90 days.

  The Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal securities. See below, "Daily Dividends, Other Distributions, Taxes."

  There can be no assurance that the Fund will achieve its investment objec-tives. Potential investors should consider the greater risk of the concentra-tion of the Fund versus the safety that comes with less concentrated invest-ments and should compare yields available on portfolios of Massachusetts municipal issues with those of more diversified portfolios, including other states' issues, before making an investment decision. Alliance Capital Manage-ment L.P. (the "Adviser") believes that by maintaining the Fund's investments in liquid, short-term, high quality investments, the Fund is largely insulated from the credit risks that exist on long-term municipal securities of Massa-chusetts. See the Statement of Additional Information for a more detailed dis-cussion of the financial condition of Massachusetts.

MUNICIPAL SECURITIES

  The municipal securities in which the Fund invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond antic-ipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular fa-cility or a specific excise or other source.

  The Fund may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. The Fund will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit.

  All of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of the requisite nationally recognized statistical rating organizations, such as Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corpora-tion (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of compara-ble quality. Securities must also meet credit standards applied by the Advis-er.

  To further enhance the quality and liquidity of the securities in which the Fund invests, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party financial institu-tions. The Adviser continuously monitors the credit quality of such third par-ties; however, changes in the credit quality of such a financial institution could cause the Fund's investments backed by that institution to lose value and affect the Fund's share price.

TAXABLE INVESTMENTS

  The taxable investments in which the Fund may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

OTHER INVESTMENT POLICIES

  The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. A more detailed description of Rule 2a-7 is set forth in the Statement of Additional Information.

  The Fund also may invest in stand-by commitments, which may involve certain expenses and risks, but such commitments are not expected to comprise more than 5% of the Fund's net assets. The Fund may commit up to 15% of its net as-sets to the purchase of when-issued securities. The Fund's custodian will maintain, in a separate account of the Fund, liquid high-grade debt securities having a value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and pay-ment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund.

  The Fund may invest in restricted securities that are determined by the Ad-viser to be liquid in accordance with procedures adopted by the Trustees, in-cluding securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act"). Restricted securities are securities sub-ject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

  The Fund will not invest more than 10% of its net assets in illiquid securi-ties, including illiquid restricted securities.

  The Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued by the U.S. Government, its agencies or instrumentalities), except that with respect to 50% of the Fund's total assets the Fund may invest in the securities of as few as four issuers (provided that no more than 25% of the Fund's total assets are invested in the securities of any one issuer). To the extent that these limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive pro-visions of Rule 2a-7.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

OPENING ACCOUNTS

  Contact your Quick & Reilly Personal Broker to open a Fund account. The ini-tial deposit requirement is $500. Balances appear on your monthly statement.

SUBSEQUENT INVESTMENTS

 A. BY CHECK THROUGH QUICK & REILLY

  Mail or deliver your check payable to U.S. Clearing Corp. to your Quick & Reilly Personal Broker who will deposit it into the Fund. Please designate the Fund name and indicate your brokerage account number on the check or draft.

 B. BY SWEEP

  Quick & Reilly has available an automatic "sweep" for customers in AMT-MA. If you request the sweep arrangement, all cash balances of $10 or more are moved into one of the above selected money market funds on a daily basis. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

REDEMPTIONS

 A. BY CONTACTING YOUR QUICK & REILLY PERSONAL BROKER

  Instruct your Quick & Reilly Personal Broker to order a withdrawal from your Fund account and issue a check made payable to you.

 B. BY SWEEP

  Quick & Reilly's automatic "sweep" moves money from your money market ac-count automatically to cover security purchases into your Quick & Reilly bro-kerage account.

 C. BY CHECKWRITING

  With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any ac-crued dividends) in your account. First you must fill out the Signature Card which you can obtain from your Quick & Reilly Personal Broker. There is no separate charge for the checkwriting service and your checks are provided free of charge. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is pre-sented for payment.

--------------------------------------------------------------------------------
                            ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  SHARE PRICE. Shares of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of Fund shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of the Fund is calculated by taking the sum of the value of the Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of the Fund outstand-ing. All expenses, including the fees payable to the Adviser, are accrued dai-ly.

  TIMING OF INVESTMENTS AND REDEMPTIONS. The Fund has two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the re-demption order is received before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

  During drastic economic or market developments, it is possible that share-holders might have difficulty in reaching Alliance Fund Services, Inc. by tel-ephone, in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests to purchase or redeem Fund shares. Alliance Fund Services, Inc. will employ reasonable procedures in order to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it did not employ such procedures.

  Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

  If your Fund shares are not maintained through a financial intermediary, proceeds from any subsequent redemption by you of Fund shares that were pur-chased by check or electronic funds transfer will not be forwarded to you un-til the Fund is reasonably assured that your check or electronic funds trans-fer has cleared, up to fifteen days following the purchase date. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the pre-senting bank.

  DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Fund is determined each business day at 4:00 p.m. (New York time) and is paid immedi-ately thereafter pro rata to Fund shareholders of record via automatic invest-ment in additional full and fractional shares of the Fund in each sharehold-er's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

  The Fund's net income consists of all accrued interest income on its assets less the Fund's expenses applicable to that dividend period. Realized gains and losses of the Fund are reflected in its net asset value and are not in-cluded in net income.

  Distributions to you out of tax-exempt interest income earned by the Fund are not subject to Federal income tax (other than the AMT). Any exempt-inter-est dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT. Distributions to residents of Massachusetts out of interest earned by the Fund from Massachusetts municipal securities are exempt from Massachusetts state personal income taxes. Distributions out of taxable inter-est income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions of long-term capital gains de-rived from certain specified Massachusetts municipal securities are exempt from Massachusetts personal income tax. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly af-ter December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year just ended.

  THE ADVISER. The Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105, under an Advisory Agreement to provide investment advice and, in general, to supervise the Fund's management and in-vestment program, subject to the general control of the Trustees of the Fund. The Fund pays an advisory fee at an annual rate of .50 of 1% up to $1.25 bil-lion of the average daily value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily net assets in excess of $3 billion. The fee is accrued daily and paid monthly.

  Under a Distribution Services Agreement (the "Agreement"), the Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for administrative and account-ing services provided to the Fund, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing Fund shares. The Fund believes that the administrative services provided by deposi-tory institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely af-fect the Fund or its shareholders) in the future to maintain such legal con-formity should any changes in, or interpretations of, such laws or regulations occur.

  The Adviser will reimburse the Fund to the extent that the combined net ex-penses of the Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

  CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Com-pany, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

  FUND ORGANIZATION. The Fund is a series of the Trust, which currently con-sists of seven other series not offered by this prospectus. The Trust may in the future establish additional portfolios which may have investment objec-tives different from those of the Fund. The Trust is an open-end management investment company registered under the Act. The Trust was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since its formation in January 1983. The Trust's activities are supervised by its Trustees. Normally, shares of each series of the Trust are entitled to one vote, and vote as a single series on matters that affect the series in substantially the same manner. Massachusetts law does not require annual meetings of shareholders and it is anticipated that shareholder meet-ings will be held only when required by Federal law. Shareholders have avail-able certain procedures for the removal of Trustees.